Investments in Associates and Joint Ventures - Summarized Income Statements (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement:
Revenues	₱ 164,752	₱ 159,926	₱ 165,262
Depreciation and amortization	47,240	51,915	34,455
Interest income	1,943	1,412	1,046
Interest on loans and other related items (Notes 20 and 27)	8,307	7,830	7,522
Benefit from income tax	3,842	1,103	1,909
NET INCOME	18,973	13,466	20,162
Other comprehensive income (loss)	(1,407)	2,186	(2,454)
TOTAL COMPREHENSIVE INCOME	17,566	15,652	17,708
Equity share in net earnings (losses) of associates and joint ventures	(87)	2,906	1,181
Vega Telecom Inc. [Member]
Income Statement:
Revenues	2,505	2,532	1,189
Depreciation and amortization	1,171	1,168	842
Interest income	43	28	18
Benefit from income tax	113	(42)	158
NET INCOME	(120)	110	(2,055)
TOTAL COMPREHENSIVE INCOME	(120)	110	(2,055)
Equity share in net earnings (losses) of associates and joint ventures	(60)	55	(1,027)
Voyager Innovations Holdings, Pte. Ltd. [Member]
Income Statement:
Revenues	136
Depreciation and amortization	19
Interest income	14
Benefit from income tax	(1)
NET INCOME	(535)
Other comprehensive income (loss)	(2)
TOTAL COMPREHENSIVE INCOME	(537)
Equity share in net earnings (losses) of associates and joint ventures	(262)
Satventures, Inc. [Member]
Income Statement:
Revenues	7,339	6,650	5,925
Depreciation and amortization	936	772	1,217
Interest income	8	3	2
Interest on loans and other related items (Notes 20 and 27)	274	249	259
Benefit from income tax	112	71	(69)
NET INCOME	142	4	(344)
TOTAL COMPREHENSIVE INCOME	142	4	(344)
Equity share in net earnings (losses) of associates and joint ventures	90	3	(220)
Hastings Philippine Depositary Receipts [Member]
Income Statement:
Revenues		2,129	2,394
Depreciation and amortization		153	153
Interest income		12	18
Interest on loans and other related items (Notes 20 and 27)		19	19
Benefit from income tax		22	70
NET INCOME		(43)	169
TOTAL COMPREHENSIVE INCOME		(43)	169
Equity share in net earnings (losses) of associates and joint ventures		(30)	118
AIL [Member]
Income Statement:
Revenues	104	107	1,960
NET INCOME	(80)	59	526
Other comprehensive income (loss)		(1)
TOTAL COMPREHENSIVE INCOME	₱ (80)	₱ 58	₱ 526